Leases - Maturities of Lease Liabilities (Details) - Offices $ in Millions	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
2024	$ 53
2025	57
2026	34
2027	49
2028	48
Thereafter	241
Total future minimum payments	482
Minimum payments related to variable lease payments, including non-lease components	(203)
Imputed interest	(45)
Total operating lease liabilities	$ 234